ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated June 29, 2012

to each of the Portfolio’s current prospectuses (“Prospectuses”)

dated April 30, 2012

Effective June 5, 2012, Christopher Leavy replaced Robert C. Doll and Daniel Hanson as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses are hereby revised as follows:

1.               The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christopher Leavy	Peter Stournaras
Portfolio Manager (since 06/12)	Portfolio Manager (since 10/10)

2.               The second paragraph of the sub-section entitled “Management of the Portfolios — The Sub-Advisers and Portfolio Managers - ING BlackRock Large Cap Growth Portfolio” is hereby deleted in its entirety and replaced with the following:

ING BlackRock Large Cap Growth Portfolio is managed by a team of financial professionals.  Christopher Leavy, CFA and Peter Stournaras, CFA are the Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Portfolio.

3.               The third and fourth paragraphs of the sub-section entitled “Management of the Portfolios — The Sub-Advisers and Portfolio Managers - ING BlackRock Large Cap Growth  Portfolio” are hereby deleted in their entirety and replaced with the following:

Christopher Leavy, CFA, Portfolio Manager, Managing Director of BlackRock, Inc., and Chief Investment Officer of Fundamental Equity (Americas) has been with BlackRock since 2010. Prior to that, Mr. Leavy was with Oppenheimer Funds from 2000 to 2010 in various roles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated June 29, 2012

to the Statement of Additional Information (“SAI”) dated April 30, 2012

Effective June 5, 2012, Christopher Leavy replaced Robert C. Doll and Daniel Hanson as a portfolio manager of the Portfolio.  The Portfolio’s SAI is hereby revised as follows:

1.                                       The tables in the sub-sections entitled “Other Managed Accounts,” “Discretionary Incentive Compensation” and “Portfolio Managers Ownership of Securities” under the section entitled “Portfolio Managers — ING BlackRock Large Cap Growth Portfolio” in the Portfolio’s SAI are hereby revised to delete all references to Robert C. Doll and Daniel Hanson and to include the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Christopher Leavy(2)	28	$13,280,000,000	11	(3)	$2,810,000,000	10	$1,540,000,000

(2)           As of June 11, 2012.

(3)           One of these accounts with total assets of $116,100,000 has a performance-based advisory fee.

Discretionary Incentive Compensation

Portfolio Manager	Applicable Benchmarks
Christopher Leavy	Lipper Multi-Cap Core Lipper Multi-Cap Growth Lipper Multi-Cap Value Fund Classifications

Portfolio Managers Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Christopher Leavy(1)	None

(1)           As of June 11, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE